Investments, at Fair Value Through Profit and Loss (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jan. 01, 2024
Investments, at Fair Value Through Profit and Loss [Abstract]
Realized (loss) on disposition of investments	$ 419,093	$ 112,984
Unrealized gains on investments	16,501,202	7,908,831
Total fair value of public investments	272,520	778,085
Private investments, at fair value through profit and loss	$ 29,372,628	$ 37,348,081	$ 32,717,095